Consolidated Balance Sheets - USD ($)	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Real estate facilities:
Land	$ 438,333,000		$ 430,868,563		$ 420,522,591
Buildings	1,442,534,000		1,401,981,394		1,377,311,421
Site improvements	93,330,000		91,896,415		89,371,633
Real estate investment property, gross	1,974,197,000		1,924,746,372		1,887,205,645
Accumulated depreciation	(293,518,000)		(255,844,284)		(202,682,688)
Real estate investment property	1,680,679,000		1,668,902,088		1,684,522,957
Construction in process	7,651,000		5,976,946		4,490,926
Real estate facilities, net	1,688,330,000		1,674,879,034		1,689,013,883
Cash and cash equivalents	36,701,000		45,079,371		39,486,588
Restricted cash	8,337,000		8,347,805		6,551,803
Investments in unconsolidated real estate ventures (Note 4)	42,847,000		35,831,600		28,522,082
Investments in and advances to Managed REITs	55,345,000		34,390,866		62,371,167
Deferred tax assets	4,512,000		4,449,665		0
Other assets, net	21,711,000		21,701,107		34,131,543
Intangible assets, net of accumulated amortization	2,587,000		1,170,100		15,553,303
Trademarks, net of accumulated amortization	15,700,000		15,770,588		15,911,765
Goodwill	53,643,000		53,643,331		53,643,331
Debt issuance costs, net of accumulated amortization	7,493,000		377,258		2,031,922
Total assets	1,937,206,000	[1]	1,895,640,725	[1],[2]	1,947,217,387	[2]
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Debt, net	1,179,904,000		1,087,401,334		1,068,371,956
Accounts payable and accrued liabilities	55,537,000		28,977,714		28,151,741
Due to affiliates	371,000		415,980		409,730
Distributions payable	8,803,000		9,155,808		9,324,453
Deferred tax liabilities	6,215,000		6,193,675		6,205,620
Total liabilities	1,250,830,000		1,132,144,511		1,112,463,500
Commitments and contingencies (Note 12)
Equity:
Additional paid-in capital	894,960,000		894,856,554		894,283,954
Distributions	(367,640,000)		(324,190,556)		(266,151,517)
Accumulated deficit	(181,958,000)		(167,270,000)
Accumulated other comprehensive income	(1,583,000)		847,183		3,654,682
Total SmartStop Self Storage REIT, Inc. equity	343,876,000		404,340,000
Noncontrolling interests in our Operating Partnership	87,432,000		91,488,207		94,405,766
Other noncontrolling interests	356,000		34,941		54,479
Total noncontrolling interests	87,788,000		91,523,148		94,460,245
Total equity	431,664,000		495,862,912		561,819,707
Total liabilities, temporary equity and equity	1,937,206,000		1,895,640,725		1,947,217,387
Previously Reported [Member]
Equity:
Accumulated deficit			(167,270,293)		(164,524,595)
Total SmartStop Self Storage REIT, Inc. equity			404,339,764		467,359,462
Redeemable Common Stock
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable common stock / Preferred stock	58,356,000		71,277,195		76,578,073
Series A Convertible Preferred Stock
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable common stock / Preferred stock	196,356,000		196,356,107		196,356,107
Class A Common stock
Equity:
Common stock, value	89,000		88,762		88,853
Class T Common stock
Equity:
Common stock, value	$ 8,000		$ 8,114		$ 8,085

[1]	Other than our investments in and advances to Managed REITs and investments in joint ventures, substantially all of our investments in real estate facilities and intangible assets as of September 30, 2024 and December 31, 2023, respectively, were associated with our self storage platform.
[2]	Other than our investments in and advances to Managed REITs and investments in JV properties, substantially all of our investments in real estate facilities and intangible assets as of December 31, 2023 and 2022, respectively, were associated with our self storage platform.